Acquisition of Orbital ATK Pro Forma Financial Information (Details 4) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisition, Pro Forma Revenue	$ 32,319	$ 30,634
Business Acquisition, Pro Forma Net Income (Loss)	$ 3,417	$ 2,938
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 19.57	$ 16.73
Pro Forma Adjustments, Orbital ATK ASC606 Sales adjustment		$ 21
Pro Forma Adjustments, Orbital ATK ASC606 Cost of Sales adjustment		21
Pro Forma Adjustments, Orbital ATK intercompany sales elimination	$ 80	155
Pro Forma Adjustments, Elimination of nonrecurring transaction costs	71	57
Pro Forma Adjustments, Additional depreciation expense, net of removal of historical depreciation	8	40
Pro Forma Adjustments, Additional interest expense due to debt issued to finance merger		208
Pro Forma Adjustments, Additional amortization expense, net of removal of historical amortization expense	90	290
Pro Forma Adjustments, Elimination of Orbital ATK’s historical amortization of net actuarial losses and prior service credits and revised pension and other post-retirement costs	51	110
Income Tax Effects of Pro Forma Adjustments	$ (5)	$ 130